UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21463

                               Columbus Funds,Inc.
               (Exact name of registrant as specified in charter)

                              227 Washington Street
                               Columbus, IN 47202

               (Address of principal executive offices)(zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                               Chicago, IL 60601

       Registrant's telephone number, including area code: (812)372-6606

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

Columbus Funds, Inc.
Schedule of Investments
December 31, 2005 (Unaudited)

                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------

              ASSET BACKED SECURITIES                           6.9%

              California Infrastructure PG&E (d)
 $    47,859    6.42%, 9/25/08                                                $    48,221
              Capital One Prime (c) (d)
      76,652    3.95%, 9/15/06                                                     76,568
              Capital One Prime (d)
      68,318    3.06%, 3/17/08                                                     67,861
              Carmax Auto Owner (c) (d)
      26,276   3.803%, 3/15/06                                                     26,245
              Chase Credit Card (c) (d)
     200,000    4.60%, 3/16/09                                                    200,215
              CIT Equipment Collateral (c) (d)
      61,742    3.852%, 9/20/06                                                    61,663
              Citibank Credit Card Issuance Trust (d)
     145,000    4.57%, 3/20/09                                                    145,058
              CNH Equipment Trust (c) (d)
      93,440    3.908%, 10/6/06                                                    93,350
              Honda Auto Receivables Owner Trust (d)
     111,886    4.221%, 11/15/06                                                  111,788
              Keystone Owner Trust
      27,181    7.53%, 5/25/25                                                     27,087
              Mid-State Trust
      67,205    4.864%, 7/15/38                                                    64,164
              Nissan Auto (c) (d)
      51,889    3.861%, 9/15/06                                                    51,807
              Oakwood Mortgage
      12,465    6.60%, 5/15/21                                                     12,466
              Oakwood Mortgage
      56,092    7.70%, 9/15/20                                                     56,460
              SLM Student Loan Trust (c) (d)
      64,740    3.62%, 4/26/10                                                     64,602
              SLM Student Loan Trust (c) (d)
      16,643    3.68%, 10/25/12                                                    16,640
              SLM Student Loan Trust (c) (d)
      41,958    3.66%, 4/25/13                                                     41,964
              SLM Student Loan Trust (c) (d)
     195,000    3.66%, 4/25/12                                                    194,298
              SLM Student Loan Trust (c) (d)
      38,592    3.90%, 9/16/13                                                     38,608
              USAA Auto Owner Trust (d)
      88,293    4.17%, 11/9/06                                                     88,203
              USAA Auto Owner Trust (d)
      75,777    4.40%, 12/15/06                                                    75,733
              World Omni ART (c) (d)
      43,563    3.835%, 8/21/06                                                    43,517
                                                                              -----------

              TOTAL ASSET BACKED SECURITIES (COST $1,611,586)                   1,606,518
                                                                              -----------


              COLLATERALIZED MORTGAGE OBLIGATIONS              18.7%

              Bank of America (c)
     235,000    5.001%, 9/10/10                                                   233,863
              Bank of America (c)
      80,000    5.165%, 9/10/47                                                    80,375
              CAPCO America Securitization Corp. (d)
      65,318    5.86% 10/15/30                                                     65,383
              Commercial Mortgage Pass Through Certificate - 144A (b) (c) (d)
      72,000    3.988%, 9/15/14 (Acquired Multiple Dates, Cost $72,037)            72,043
              Commercial Mortgage Pass Through Certificate (d)
      10,856    6.145%, 5/15/32                                                    10,843
              Commercial Mortgage Pass Through Certificate
     226,086    3.251%, 6/10/38                                                   212,549
              Countrywide Home Loans (c) (d)
      28,435    4.57%, 6/20/35                                                     28,333
              Credit Suisse First Boston (d)
       5,244    5.96%, 11/11/30                                                     5,248
              Credit Suisse First Boston (d)
      30,818    7.00%, 2/25/33                                                     31,026
              Credit Suisse First Boston
      33,258    2.079%, 5/15/38                                                    31,944


                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------
              Fannie Mae
 $    47,000    3.50%, 4/25/11                                                $    46,237
              Fannie Mae
      83,403    5.00%, 3/25/34                                                     82,553
              Fannie Mae (d)
      99,522    5.00%, 11/25/12                                                    99,403
              Fannie Mae
     324,248    4.00%, 8/25/18                                                    313,538
              Fannie Mae (d)
      53,115    3.50%, 10/25/21                                                    52,330
              Fannie Mae
     281,404    4.25%, 4/25/19                                                    273,314
              Fannie Mae Grantor Trust
      74,325    7.00%, 11/25/43                                                    77,183
              Fannie Mae Grantor Trust (c) (d)
     117,181    4.535%, 11/28/35                                                  117,138
              Freddie Mac
     123,993    3.00%, 11/15/13                                                   120,239
              Freddie Mac (d)
       9,993    6.50%, 12/25/08                                                    10,102
              Freddie Mac (c)
     101,473    5.00%, 6/15/15                                                    101,402
              Freddie Mac (d)
     104,238    5.00%, 1/15/21                                                    104,155
              Freddie Mac
      28,090    4.50%, 3/15/16                                                     27,897
              Freddie Mac (d)
      17,626    4.00%, 9/15/09                                                     17,598
              Freddie Mac (d)
      16,065    4.00%, 10/15/09                                                    16,038
              Freddie Mac (d)
      35,197    4.00%, 9/15/12                                                     35,087
              Freddie Mac (d)
      91,231    4.00%, 1/15/18                                                     90,682
              Freddie Mac (d)
     126,267    3.50%, 1/15/23                                                    124,377
              Freddie Mac (d)
      83,188    4.50%, 2/15/20                                                     82,820
              Freddie Mac
      42,860    4.50%, 9/15/29                                                     41,789
              Freddie Mac
      73,561    4.00%, 2/15/10                                                     73,290
              Freddie Mac (d)
      63,630    4.50%, 9/15/15                                                     63,497
              Freddie Mac (d)
     133,685    3.00%, 3/15/19                                                    132,665


                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------
              GMAC Commerical Mortgage Security (d)
 $     5,385    5.83%, 5/15/33                                                $     5,379
              GMAC Commerical Mortgage Security
     219,189    3.337%, 5/10/36                                                   206,890
              Greenwich Capital Commercial Funding Corp.
     155,000    5.117%, 4/10/37                                                   155,376
              Hertz Vehicle Financing LLC.
      55,000    5.08%, 11/25/11                                                    55,034
              LB Commerical Conduit Mortgage Trust (c) (d)
      82,400    6.41%,  6/15/31                                                    82,741
              LB Commerical Conduit Mortgage Trust (d)
       7,634    5.87%, 10/15/35                                                     7,628
              LB-UBS Commercial Mortgage Trust (c)
      50,000    4.885%, 9/15/30                                                    49,641
              LB-UBS Commercial Mortgage Trust (c)
     225,000    5.103%, 11/15/30                                                  225,194
              Master Alternative Loans Trust
      75,047    4.50%, 7/25/14                                                     73,644
              Master Asset Securitization Trust (d)
      52,550    4.75%, 1/25/14                                                     51,793
              Master Asset Securitization Trust (d)
      35,540    4.00%, 12/25/33                                                    35,287
              Morgan Stanley Capital
     158,807    3.27%, 5/15/40                                                    149,139
              Nomura Asset Acceptance Corporation (c) (d)
      68,147    4.66%, 8/25/35                                                     68,160
              Nomura Asset Securities Corporation (d)
      69,146    6.28%, 3/15/30                                                     69,620
              Nomura Asset Acceptance Corporation (c) (d)
      16,789    4.73%, 10/25/34                                                    16,793
              NYC Mortgage Loan Trust - 144A (b)
      44,340    6.75%, 9/25/19 (Acquired Multiple Dates, Cost $79,438)             45,083
              Residential Asset
      30,359    2.75%, 8/25/33                                                     30,108
              Wachovia Auto Owner Trust (c) (d)
       2,589    3.34%, 5/22/06                                                      2,587
              Wachovia Bank Commercial Mortgage Trust (d)
      35,867    4.539%, 4/15/34                                                    35,726
              Wachovia Bank Commercial Mortgage Trust
     114,132    2.986%, 6/15/35                                                   106,068

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,381,457)       4,346,832
                                                                              -----------


              CORPORATE BONDS                                  13.2%

              American Electric Power (c)
      45,000    4.709%, 8/16/07                                                    44,721
              American Ref-Fuel Co LLC - 144A (b)
      85,091    6.26%, 12/31/15 (Acquired Multiple Dates, Cost $ 87,804)           81,178
              Appalachian Power Company
      30,000    4.40%, 6/1/10                                                      29,114
              Atmos Energy Corp.
      67,000    4.00%, 10/15/09                                                    64,254
              British Telecom
      71,000    8.125%, 12/15/10                                                   80,824
              Burlington North Santa Fe
     117,633    6.23%, 7/02/18                                                    123,804
              Burlington North Santa Fe
     129,727    4.575%, 1/15/21                                                   125,626
              Burlington North Santa Fe
      15,690    6.96%, 3/22/09                                                     16,225
              Centerpoint Energy
      65,000    7.875%, 4/1/13                                                     74,333


                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------
              Comcast Corp.
 $    35,000    5.45%, 11/15/10                                               $    35,209
              Consumers Energy Co.
      25,000    5.80%, 9/15/35                                                     24,322
              Consumers Energy Co.
      69,000    4.40%, 8/15/09                                                     66,986
              Cox Communications Inc.
      88,000    4.625%, 1/15/10                                                    85,189
              CSFB London - 144A (b)
      53,000    7.90%, 5/1/07 (Acquired Multiple Dates, Cost $56,551)              54,876
              Daimlerchrysler
      55,000    4.875%, 6/15/10                                                    53,701
              Devon Energy Corp. (d)
      78,000    2.75%, 8/1/06                                                      76,943
              Dominion Resources
     133,000    3.66%, 11/15/06                                                   131,439
              Duke Energy Corp.
      62,000    3.75%, 3/5/08                                                      60,552
              Entergy Arkansas
      78,000    5.00%, 7/1/18                                                      72,607
              Entergy Gulf States
      33,000    4.875%, 11/1/11                                                    31,463
              Entergy Mississippi Inc.
      35,000    4.95%, 6/1/18                                                      32,565
              ERP Operating LP
      59,000    4.75%, 6/15/09                                                     58,316
              Exelon Corporation
      70,000    4.45%, 6/15/10                                                     67,704
              Florida Power Corp.
      65,000    4.50%, 6/1/10                                                      63,659
              Ford Motor Credit Company
      30,000    5.70%, 1/15/10                                                     25,502
              Gulfstream Natural Gas - 144A
      30,000    5.56%, 11/1/15 (Acquired 10/19/05, Cost $119,935)                  30,278
              ICI Wilmington
     108,000    4.375%, 12/1/08                                                   105,241
              Kern River Funding Corp. - 144A (b)
      26,630    4.893%, 4/30/18 (Acquired 05/09/2005, Cost $26,738)                26,101
              Kiowa Power Partners LLC - 144A (b)
     109,834    4.811%, 12/30/13 (Acquired Multiple Dates, Cost $110,672)         106,316
              Liberty Property LP
      41,000    7.75%, 4/15/09                                                     44,066
              Nextel Communications
      90,000    5.95%, 3/15/14                                                     90,471
              Nisource Finance
      65,000    5.25%, 9/15/17                                                     63,224
              NY Life Global Funding - 144A (b)
      84,000    3.875%, 1/15/09 (Acquired Multiple Dates, Cost $83,091)            81,554
              Pacific Life Global Funding - 144A (b)
      51,000    3.75%, 1/15/09 (Acquired Multiple Dates, Cost $50,227)             49,960
              PF Export Rec Master - 144A (b)
      96,286    3.748%, 6/1/13 (Acquired Multiple Dates, Cost $95,401)             91,431
              Premcor Refining
      60,000    6.125%, 05/01/11                                                   62,012
              Principal Life Inc.
      71,000    3.20%, 4/1/09                                                      67,695
              Protective Life Secured Trust
      71,000    4.00%, 10/7/09                                                     69,132
              Public Service Company of Colorado
     121,000    4.375%, 10/1/08                                                   119,483



                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------
              Public Service E & G
      74,000    4.00%, 11/1/08                                                     72,095
              Simon Property Group LP
      71,000    4.875%, 8/15/10                                                    70,015
              Southern Cal Edison (c)
      45,000    5.35%, 7/15/35                                                     43,535
              Southern Cal Edison
      55,000    3.87%, 1/13/06                                                     55,005
              Telecom Italia Cap.
      75,000    4.875%, 10/01/10                                                   73,529
              Telefonos Mexico
      38,000    4.50%, 11/19/08                                                    37,312
              Union Pacific Corp.
      82,609    5.404%, 7/2/25                                                     84,218
              Westar Energy Inc.
      60,000    5.10%, 7/15/20                                                     57,353
                                                                              -----------
              TOTAL CORPORATE BONDS (COST $3,143,692)                           3,081,140
                                                                              -----------


              FOREIGN GOVERNMENT BONDS                          1.0%

              Aid-Egypt
     105,000    4.45%, 9/15/15                                                    102,888
              Aid-Israel
     134,000    5.50%, 9/18/23                                                    144,326
                                                                              -----------
              TOTAL FOREIGN GOVERNMENT BONDS (COST $248,597)                      247,214
                                                                              -----------


              U.S. GOVERNMENT AGENCIES                         61.9%

              Fannie Mae (d)
     100,000    2.65%, 4/28/06                                                     99,379
              Fannie Mae (d)
      67,000    2.10%, 4/19/06                                                     66,510
              Fannie Mae (d)
     875,000    5.50%, 2/15/06                                                    876,754
              Fannie Mae
     485,154    5.00%, 12/1/17                                                    479,991
              Fannie Mae (d)
      48,467    5.50%, 7/25/42                                                     48,358
              Fannie Mae Pool 255639
     248,809    5.00%, 2/1/15                                                     248,649
              Fannie Mae Pool 1590
      40,129    4.50%, 6/1/18                                                      39,050
              Fannie Mae Pool 11224
     520,165    6.00%, 4/1/05                                                     525,083
              Fannie Mae Pool 254659
      41,609    4.50%, 2/1/13                                                      40,906
              Fannie Mae Pool 254758
      51,490    4.50%, 6/1/13                                                      50,621
              Fannie Mae Pool 254806
      80,312    4.50%, 7/1/13                                                      78,956


                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------
              Fannie Mae Pool 254865
 $   212,514    4.50%, 9/1/18                                                 $   207,268
              Fannie Mae Pool 254909
      99,995    4.00%, 9/01/13                                                     96,744
              Fannie Mae Pool 385537
     341,000    4.745%, 11/1/12                                                   332,166
              Fannie Mae Pool 386341
      83,234    3.81%, 8/1/13                                                      77,630
              Fannie Mae Pool 387219
     132,048    4.125%, 1/1/10                                                    128,006
              Fannie Mae Pool 555203
      77,877    7.00%, 9/1/32                                                      81,146
              Fannie Mae Pool 763019
      46,604    5.00%, 8/1/13                                                      46,574
              Fannie Mae Pool 768008
      84,905    5.00%, 6/1/13                                                      84,850
              Fannie Mae Pool 768009
      48,592    5.00%, 6/1/13                                                      48,561
              FNMA 15 YR FEB TBA (a)
      65,000    4.50%, 2/1/19                                                      63,213
              FNMA 15 YR JAN TBA (a)
     140,000    5.00%, 1/1/19                                                     138,469
              FNMA 30 YR FEB TBA (a)
     460,000    5.50%, 2/13/36                                                    464,859
              FNMA 30 YR FEB TBA (a)
     470,000    5.50%, 2/16/36                                                    462,300
              FNMA 30 YR FEB TBA (a)
   3,465,000    6.00%, 2/1/36                                                   3,492,069
              FNMA 30 YR JAN TBA (a)
   1,340,000    4.50%, 1/1/36                                                   1,261,693
              FNMA 30 YR JAN TBA (a)
   2,390,000    5.00%, 1/1/35                                                   2,315,313
           -  FNMA 30 YR JAN TBA (a)
   1,185,000    5.50%, 1/1/36                                                   1,173,150
              Freddie Mac (d)
     355,000    2.85%, 5/24/06                                                    352,524
              Freddie Mac
     168,000    2.20%, 7/28/06                                                    165,733
              Freddie Mac Pool A45788
      62,171    6.50%, 5/1/35                                                      63,728
              Freddie Mac Pool B14039
      70,710    4.00%, 5/1/14                                                      68,384
              Freddie Mac Pool B18639
     187,437    4.00%, 1/1/16                                                     179,239
              Freddie Mac Pool B19614
      38,200    5.00%, 7/1/15                                                      37,889
              Freddie Mac Pool G11672
     150,131    5.00%, 3/1/15                                                     148,940
              Freddie Mac Pool G11745
     183,870    5.00%, 7/1/15                                                     183,544
              Freddie Mac Pool G4157
     192,101    5.00%, 10/1/14                                                    190,539
                                                                              -----------
              TOTAL U.S. GOVERTMENT AGENCIES (COST $14,425,867)                14,418,788
                                                                              -----------


              U.S. TREASURY BONDS, NOTES & T-BILLS             14.2%

              US Treasury Bond
   1,370,000    4.25%, 8/15/15                                                  1,352,286
      20,000    4.125%, 8/15/10                                                    19,803
     680,000    5.25%, 11/25/28                                                   741,678

              US Treasury Bonds (TIPS)
     901,194    1.875%, 7/15/15                                                   886,269
     285,247    2.375%, 1/15/25                                                   299,800
                                                                              -----------
              TOTAL U.S. TREASURY BONDS AND NOTES (COST $3,304,030)             3,299,836
                                                                              -----------

              REPURCHASE AGREEMENTS                            26.1%

   6,091,000  Agreement with UBS AG, 3.60%, dated 12/30/2005, to                6,091,000
              be repurchased at $6,093,436 on 1/03/2006, collaterized by a
              U.S. Government Agency Obligation maturing 8/17/2007
              & 6/15/2010, with a market value of $6,212,825.
                                                                              -----------
              TOTAL REPURCHASE AGREEMENTS (COST $6,091,000)                     6,091,000
                                                                              -----------


                               COLUMBUS CORE FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                     Value
----------------                                                          ---------------

              SHORT-TERM INVESTMENT                             2.7%

       $ 234  UMB Bank Money Market Fiduciary                                 $       234

     150,000  Fannie Mae Discount Note (d)                                        149,213
                1/23/2006
     470,000  Freddie Mac Discount Note (d)                                       469,165
                                                                              -----------
                1/17/2006

              TOTAL SHORT-TERM INVESTMENT (COST $618,612)                         618,612
                                                                              -----------

              TOTAL INVESTMENTS (COST $33,824,840)            144.7%           33,709,938

              LIABILITIES LESS OTHER ASSETS                   (44.7%)         (10,408,029)
                                                                              -----------

              NET ASSETS                                      100.0%          $23,301,909
                                                                              ===========

 (a) When-issued security.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $712,973 (1.6% of net assets) at December 31, 2005. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

 (c) Variable Rate Securities.

 (d) Security marked as segregated to cover when-issued security.



At December 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments                                             $  33,928,028
                                                                =============
Gross unrealized appreciation for Federal Tax Purposes          $      56,308
Gross unrealized depreciation for Federal Tax Purposes               (274,398)
                                                                -------------
Net unrealized depreciation on investments                      $    (218,090)
                                                                =============

                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------

                     ASSET BACKED SECURITIES                                 6.1%

                     California Infrastructure PG&E (d)
      $   115,486       6.42%, 9/25/08                                             $    116,360
                     Capital One Prime (c) (d)
          334,997       3.95%, 9/15/06                                                  334,632
                     Capital One Prime (d)
          273,270       3.06%, 3/17/08                                                  271,443
                     Carmax Auto Owner (c) (d)
          112,268      3.803%, 3/15/06                                                  112,137
                     Chase Credit Card (c) (d)
          850,000       4.60%, 3/16/09                                                  850,915
                     CIT Equipment Collateral (c) (d)
          269,835       3.852%, 9/20/06                                                 269,491
                     Citibank Credit Card Issuance Trust (d)
          630,000       4.57%, 3/20/09                                                  630,253
                     CNH Equipment Trust (c) (d)
          412,693       3.908%, 10/6/06                                                 412,297
                     Honda Auto Receivables Owner Trust (d)
          482,268       4.221%, 11/15/06                                                481,845
                     Mid-State Trust
          116,536       4.864%, 7/15/38                                                 111,263
                     Mortgage Home Loan Trust
              807       7.275%, 8/25/17                                                     805
                     Nissan Auto (c) (d)
          227,016       3.861%, 9/15/06                                                 226,657
                     SLM Student Loan Trust (c) (d)
          170,156       4.521%, 9/16/13                                                 170,226
                     SLM Student Loan Trust (c) (d)
          181,819       4.633%, 4/25/13                                                 181,843
                     SLM Student Loan Trust (c) (d)
           72,815       4.653%, 10/25/12                                                 72,799
                     SLM Student Loan Trust (c) (d)
          240,977       4.593%, 4/26/10                                                 240,463
                     SLM Student Loan Trust (c) (d)
          850,000       4.525%, 4/25/12                                                 846,938
                     USAA Auto Owner Trust (d)
          380,045       4.17%, 11/9/06                                                  379,657
                     USAA Auto Owner Trust (d)
          298,649       4.40%, 12/15/06                                                 298,477
                     World Omni ART (c) (d)
          190,846       3.835%, 8/21/06                                                 190,645
                                                                                   ------------

                     TOTAL ASSET BACKED SECURITIES (COST $6,210,077)                  6,199,146
                                                                                   ------------


                     COLLATERALIZED MORTGAGE OBLIGATIONS                    16.3%

                     Bank of America (c)
        1,020,000       5.001%, 9/10/10                                               1,015,064
                     Bank of America (c)
          355,000       5.165%, 9/10/47                                                 356,664
                     CAPCO America Securitization Corp. (d)
          322,862       5.86% 10/15/30                                                  323,186
                     Chase Commercial Mortgage Securities Corp.
           23,732       6.60%, 12/19/29                                                  24,260
                     Commercial Mortgage Pass Through Certificate 144A (b) (c) (d)
          141,000       4.59%, 9/15/14 (Acquired Multiple Dates, Cost $141,006)         141,083
                     Commercial Mortgage Pass Through Certificate (d)
           96,014       6.145%, 5/15/32                                                  95,894
                     Commercial Mortgage Pass Through Certificate
          848,477       3.251%, 6/10/38                                                 797,674
                     Countrywide Home Loans (c) (d)
          125,927       4.57%, 6/20/35                                                  125,475
                     Credit Suisse First Boston (d)
            5,413       5.96%, 11/11/30                                                   5,418
                     Credit Suisse First Boston (d)
          109,171       7.00%, 2/25/33                                                  109,907
                     Credit Suisse First Boston
          133,659       2.079%, 5/15/38                                                 128,377

                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     Fannie Mae
      $        39       8.00%, 4/25/06                                             $         39
                     Fannie Mae
          237,000       3.50%, 4/25/11                                                  233,152
                     Fannie Mae (d)
          392,055       5.00%, 11/25/12                                                 391,587
                     Fannie Mae
        1,409,396       4.00%, 8/25/18                                                1,362,847
                     Fannie Mae (d)
          163,281       3.50%, 10/25/21                                                 160,866
                     Fannie Mae
           10,000       5.50%, 1/25/24                                                   10,070
                     Fannie Mae
        1,220,795       4.25%, 4/25/19                                                1,185,701
                     Fannie Mae (c)
           50,449       3.46%, 6/25/43                                                   50,268
                     Fannie Mae Grantor Trust
          408,522       7.00%, 11/25/43                                                 424,234
                     Fannie Mae Grantor Trust (c) (d)
          466,737       4.535%, 11/28/35                                                466,566
                     Freddie Mac (d)
           29,651       4.00%, 9/15/09                                                   29,603
                     Freddie Mac (d)
           49,073       4.00%, 10/15/09                                                  48,990
                     Freddie Mac (d)
           84,052       4.00%, 9/15/12                                                   83,790
                     Freddie Mac (d)
          242,206       4.50%, 9/15/15                                                  241,699
                     Freddie Mac
          110,657       4.50%, 3/15/16                                                  109,898
                     Freddie Mac (d)
          360,579       4.00%, 1/15/18                                                  358,410
                     Freddie Mac (d)
          398,225       3.00%, 3/15/19                                                  395,186
                     Freddie Mac (d)
          284,374       4.50%, 2/15/20                                                  283,116
                     Freddie Mac (d)
          325,845       3.50%, 1/15/23                                                  320,967
                     Freddie Mac (c)
          443,943       5.00%, 6/15/15                                                  443,633


                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     Freddie Mac
        $ 197,156       4.50%, 9/15/29                                             $    192,228
                     GMAC Commerical Mortgage Security (d)
            9,608       5.83%, 5/15/33                                                    9,597
                     GMAC Commerical Mortgage Security (d)
           32,561       7.273%, 8/16/33                                                  32,910
                     GMAC Commerical Mortgage Security
          825,438       3.337%, 5/10/36                                                 779,123
                     Greenwich Capital Commercial Funding Corp.
          670,000       5.117%, 4/10/37                                                 671,627
                     Hertz Vehicle Financing LLC.
          250,000       5.08%, 11/25/11                                                 250,156
                     LB Commerical Conduit Mortgage Trust (c) (d)
          359,406       6.41%,  6/15/31                                                 360,891
                     LB Commerical Conduit Mortgage Trust (d)
           14,724       5.87%, 10/15/35                                                  14,713
                     LB-UBS Commercial Mortgage Trust (c)
          985,000       5.103%, 11/15/30                                                985,849
                     LB-UBS Commercial Mortgage Trust (c)
          230,000       4.885%, 9/15/30                                                 228,350
                     Master Alternative Loans Trust
          328,775       4.50%, 7/25/14                                                  322,633
                     Master Asset Securitization Trust (d)
          255,744       4.75%, 1/25/14                                                  252,059
                     Master Asset Securitization Trust (d)
          142,159       4.00%, 12/25/33                                                 141,147
                     Morgan Stanley Capital
          618,717       3.27%, 5/15/40                                                  581,052
                     Nomura Asset Securities Corporation (d)
          299,118       6.28%, 3/15/30                                                  301,168
                     Nomura Asset Acceptance Corporation (c) (d)
           67,955       4.73%, 10/25/34                                                  67,971
                     Nomura Asset Acceptance Corporation (c) (d)
          298,144       4.66%, 8/25/35                                                  298,198
                     NYC Mortgage Loan Trust - 144A (b)
          100,381       6.75%, 9/25/19 (Acquired Multiple Dates, Cost $173,122)         102,064
                     Residential Asset
          131,945       2.75%, 8/25/33                                                  130,853
                     Wachovia Auto Owner Trust (c) (d)
           10,725       3.34%, 5/22/06                                                   10,716
                     Wachovia Bank Commercial Mortgage Trust (d)
          500,168       4.539%, 4/15/34                                                 498,194
                     Wachovia Bank Commercial Mortgage Trust
          500,765       2.986%, 6/15/35                                                 465,386
                                                                                   ------------
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $16,519,666)    16,420,509
                                                                                   ------------


                     CORPORATE BONDS                                        20.1%

                     ABITIBI Consolidated Inc.
           49,000       8.85%, 8/1/30                                                    41,895
                     ABITIBI Consolidated Inc.
           82,000       8.50%, 8/1/29                                                    68,470
                     American Axel & Manufactoring Inc.
          136,000       5.25%, 2/11/14                                                  107,100
                     American Electric Power (c)
          170,000       4.709%, 8/16/07                                                 168,947
                     American Ref-Fuel Co LLC - 144A (b)
          167,629       6.26%, 12/31/15 (Acquired Multiple Dates, Cost 173,654)         159,922
                     Appalachian Power Company
          115,000       4.40%, 6/1/10                                                   111,603
                     Arvinmeritor - 144A
          199,000       8.125%, 9/15/15 (Acquired Multiple Dates, Cost 167,503)         178,105
                     AT&T Corp.
          615,000       7.30%%, 11/15/11                                                680,697


                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     Atmos Energy Corp.
        $ 283,000       4.00%, 10/15/09                                               $ 271,404
                     British Telecom PLC
          339,000       8.125%, 12/15/10                                                385,904
                     Centerpoint Energy
          355,000       7.25%, 9/1/10                                                   380,823
                     Chesapeake Energy
          100,000       6.875%, 1/15/16                                                 102,500
                     Comcast Corp.
          145,000       5.45%, 11/15/10                                                 145,868
                     Consumers Energy Co.
          115,000       5.80%, 9/15/35                                                  111,880
                     Consumers Energy Co.
          133,000       4.40%, 8/15/09                                                  129,119
                     Cox Communications Inc.
          170,000       4.625%, 1/15/10                                                 164,569
                     Credit Suisse First Boston - London - 144A (b)
          126,000       7.90%, 5/1/07 (Acquired Multiple Dates, Cost $134,065)          130,459
                     Daimlerchrysler
          225,000       4.875%, 6/15/10                                                 219,687
                     Dana Corporation
          345,000       5.85%, 1/15/15                                                  244,950
                     Delphi Corp.
          605,000       6.50%, 8/15/13                                                  304,013
                     Devon Energy Corp. (d)
          314,000       2.75%, 8/1/06                                                   309,743
                     Domtar Inc.
          180,000       7.125%, 8/15/15                                                 153,450
                     Dow Jones - 144A (b)
          935,900       8.25%, 6/29/10 (Acquired Multiple Dates, Cost $2,296,395)       946,429
                     Duke Energy Field Services (d)
          148,000       5.75%, 11/15/06                                                 148,901
                     Echostar DBS Corp.
           87,000       6.375%, 10/1/11                                                  83,737
                     Edison Mission Energy Funding - 144A (b)
          778,532       7.33%, 9/15/08 (Acquired Multiple Dates, Cost $801,109)         786,317
                     El Paso Natural Gas
          385,000       7.625%, 8/1/10                                                  404,858
                     Energy Transfer Partners - 144A (b)
          200,000       5.65%, 8/1/12 (Acquired Multiple Dates, Cost $199,399)          197,707
                     Entergy Gulf States
          209,000       4.875%, 11/1/11                                                 199,267
                     Entergy Louisiana
           89,000       5.50%, 4/1/19                                                    85,099
                     Enterprise Products
          270,000       4.95%, 6/1/10                                                   264,762
                     Exelon Corporation
          315,000       4.45%, 6/15/10                                                  304,668
                     Florida Power Corp.
          265,000       4.50%, 6/1/10                                                   259,531
                     Ford Motor Company
        2,186,000       7.45%, 7/16/31                                                1,486,480
                     Ford Motor Credit Company
          425,000       5.70%, 1/15/10                                                  361,277
                     Ford Motor Credit Company
        1,135,000       7.00%, 10/01/13                                                 969,809
                     General Motors
          280,000       8.25%, 7/15/23                                                  179,900
                     General Motors
        1,330,000       7.20%, 1/15/11                                                  934,325
                     General Motors
          270,000       8.375%, 7/15/33                                                 178,200
                     GMAC Commercial Mortgage Security
          695,000       6.875%, 9/15/11                                                 633,802


                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     GMAC Commercial Mortgage Security
        $ 280,000       6.875%, 8/28/12                                               $ 252,374
                     Gulfstream Natural Gas - 144A
          120,000       5.56%, 11/1/15 (Acquired 10/19/05, Cost $119,935)               121,111
                     ICI Wilmington
          475,000       4.375%, 12/1/08                                                 462,865
                     Kern River Funding Corp. - 144A
           97,643       4.893%, 4/30/18 (Acquired 05/09/2005, Cost $97,391)              95,704
                     Kinder Morgan Inc.
          260,000       6.50%, 9/1/12                                                   275,440
                     Kiowa Power Partners LLC - 144A (b)
          220,615       4.811%, 12/30/13 (Acquired Multiple Dates, Cost $214,131)       213,548
                     Lear Corporation
          130,000       5.75%, 8/1/14                                                   105,548
                     Liberty Property LP
          110,000       7.75%, 4/15/09                                                  118,225
                     Nextel Communications
          390,000       5.95%, 3/15/14                                                  392,043
                     Nisource Finance
          265,000       5.25%, 9/15/17                                                  257,761
                     NY Life Global Funding - 144A (b)
          387,000       3.875%, 1/15/09 (Acquired Multiple Dates, Cost $382,121)        375,732
                     Pacific Life Global Funding - 144A (b)
          120,000       3.75%, 1/15/09 (Acquired Multiple Dates, Cost $118,528)         117,553
                     PEPCO Holdings Inc. (d)
           95,000       3.75%, 2/15/06                                                   95,031
                     PNPP II FDG Corp.
           27,483       8.51%, 11/30/06                                                  27,653
                     Premcor Refining
           85,000       6.125%, 5/1/11                                                   87,850
                     Premcor Refining
          200,000       6.75%, 2/1/11                                                   211,848
                     Principal Life Inc.
          244,000       3.20%, 4/1/09                                                   232,642
                     Progress Rail/Metal - 144A (b)
          150,000       7.75%, 4/1/12 (Acquired 03/17/05, Cost $150,000)                153,563
                     Protective Life Secured Trust
          105,000       4.00%, 10/7/09                                                  102,238
                     Public Service Company of Colorado
          237,000       4.375%, 10/1/08                                                 234,028
                     Residential Capital Corp - 144A (b) (d)
          480,000       6.375%, 6/30/10 (Acquired Multiple Dates, Cost $ 970,506)       487,735
                     Rouse Company
          110,000       3.625%, 3/15/09                                                 102,742
                     Simon Property Group LP
          303,000       4.875%, 8/15/10                                                 298,797
                     Sithe/Independence Funding
          519,745       8.50%, 6/30/07                                                  526,943
                     Southern Cal Edison
          170,000       5.35%, 7/15/35                                                  164,465
                     Suntrust Bank
          205,000       4.55%, 5/25/09                                                  202,398


                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     Telecom Italia Cap.
        $ 330,000       4.875%, 10/1/10                                               $ 323,528
                     Telefonos Mexico
          162,000       4.50%, 11/19/08                                                 159,068
                     Transcontinental Gas
          436,000       6.25%, 1/15/08                                                  440,905
                     Tyson Foods (d)
          247,000       7.25%, 10/1/06                                                  250,955
                     US Steel Corp.
           92,000       9.75%, 5/15/10                                                  100,050
                     Visteon Corp.
          144,000       7.00%, 3/10/14                                                  111,240
                     Westar Energy Inc.
          225,000       5.10%, 7/15/20                                                  215,075
                                                                                   ------------
                     TOTAL CORPORATE BONDS (COST $20,902,614)                        20,312,835
                                                                                   ------------

                     FOREIGN GOVERNMENT BONDS                                1.0%

                     Aid-Egypt
          450,000       4.45%, 9/15/15                                                  440,951
                     Aid-Israel
          526,000       5.50%, 9/18/23                                                  566,533
                     Fannie Mae JPY
       50,000,000       2.125%, 10/9/7                                                  438,384
                                                                                   ------------
                     TOTAL FOREIGN GOVERNMENT BONDS ( COST $1,426,054)                1,445,868
                                                                                   ------------


                     U.S. GOVERNMENT AGENCIES                               57.3%

                     Fannie Mae (d)
        3,475,000       5.50%, 2/15/06                                                3,481,965
                     Fannie Mae (d)
          114,000       2.10%, 4/19/06                                                  113,166
                     Fannie Mae (d)
          370,000       2.65%, 4/28/06                                                  367,703
                     Fannie Mae
        1,915,828       5.00%, 12/1/17                                                1,895,438
                     Fannie Mae (d)
          186,946       5.50%, 7/25/42                                                  186,525
                     Fannie Mae Pool 1590
          177,237       4.50%, 6/1/18                                                   172,470
                     Fannie Mae Pool 11224
        2,260,424       6.00%, 4/1/35                                                 2,281,797
                     Fannie Mae Pool 387219
          434,577       4.125%, 1/1/10                                                  421,274
                     Fannie Mae Pool 254659
          132,169       4.50%, 2/1/13                                                   129,936
                     Fannie Mae Pool 254758
          208,224       4.50%, 6/1/13                                                   204,709
                     Fannie Mae Pool 768008
          178,593       5.00%, 6/1/13                                                   178,478
                     Fannie Mae Pool 768009
          163,615       5.00%, 6/1/13                                                   163,510
                     Fannie Mae Pool 254806
          219,519       4.50%, 7/1/13                                                   215,813
                     Fannie Mae Pool 386341
          293,210       3.81%, 8/1/13                                                   273,469
                     Fannie Mae Pool 763019
           90,142       5.00%, 8/1/13                                                    90,084
                     Fannie Mae Pool 254909
          553,306       4.00%, 9/1/13                                                   535,319
                     Fannie Mae Pool 255639
          862,251       5.00%, 2/1/15                                                   861,697
                     Fannie Mae Pool 254865
          814,036       4.50%, 9/1/18                                                   793,943
                     Fannie Mae Pool 433043
           10,462       6.50%, 6/1/28                                                    10,777
                     Fannie Mae Pool 449012
            2,093       6.50%, 11/1/28                                                    2,156
                     Fannie Mae Pool 448235
            3,618       6.50%, 11/1/28                                                    3,727



                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     Fannie Mae Pool 447704
          $ 9,873       6.50%, 11/1/28                                                 $ 10,170
                     Fannie Mae Pool 448635
           11,409       6.50%, 11/1/28                                                   11,753
                     Fannie Mae Pool 487778
            6,028       6.50%, 3/1/29                                                     6,208
                     Fannie Mae Pool 555203
          335,064       7.00%, 9/1/32                                                   349,129
                     FNMA 15 YR FEB TBA (a)
          270,000       4.50%, 2/1/19                                                   262,575
                     FNMA 15 YR JAN TBA (a)
          600,000       5.00%, 1/1/19                                                   593,437
                     FNMA 30 YR FEB TBA (a)
        2,040,000       5.50%, 2/13/36                                                2,017,686
                     FNMA 30 YR FEB TBA (a)
        1,990,000       5.50%, 2/16/36                                                1,999,950
                     FNMA 30 YR FEB TBA (a)
       15,025,000       6.00%, 2/1/36                                                15,142,375
                     FNMA 30 YR JAN TBA (a)
        5,145,000       4.50%, 1/1/36                                                 5,093,550
                     FNMA 30 YR JAN TBA (a)
        5,805,000       5.00%, 1/1/35                                                 5,465,767
                     FNMA 30 YR JAN TBA (a)
       10,430,000       5.50%, 1/1/36                                                10,104,063
                     Freddie Mac (d)
        1,525,000       2.85%, 5/24/06                                                1,514,363
                     Freddie Mac Pool M80779
           29,310       5.00%, 11/1/09                                                   29,206
                     Freddie Mac Pool G4157
          830,837       5.00%, 10/1/14                                                  824,082
                     Freddie Mac Pool B14039
          443,899       4.00%, 5/1/14                                                   429,298
                     Freddie Mac Pool G11672
          483,755       5.00%, 3/1/15                                                   479,918
                     Freddie Mac Pool G11745
          786,043       5.00%, 7/1/15                                                   784,651
                     Freddie Mac Pool B19614
          167,125       5.00%, 7/1/15                                                   165,763
                     Freddie Mac Pool A45788
          253,126       6.50%, 5/1/35                                                   259,464
                     Ginne Mae Pool 331001
            1,732       8.25%, 7/15/07                                                    1,776
                     Ginne Mae Pool 36629
            2,309       9.50%, 10/15/09                                                   2,449
                                                                                   ------------
                     TOTAL U.S. GOVERTMENT AGENCIES (COST $57,877,800)               57,931,589
                                                                                   ------------


                     U.S. TREASURY BONDS, NOTES & T-BILLS                   16.4%

                     US Treasury Bond
        6,090,000       4.25%, 8/15/15                                                6,011,256
           55,000       4.125%, 8/15/10                                                  54,459
        1,500,000       4.00%, 3/15/10                                                1,478,496
        2,975,000       5.25%, 11/25/28                                               3,244,841

                     US Treasury Bonds (TIPS)
       32,932,493       1.875%, 7/15/15                                               3,867,363
        1,230,786       2.375%, 1/15/25                                               1,293,576

                     US Treasury Note (d)
          600,000       2.00%, 5/15/06                                                  594,937
                                                                                   ------------
                     TOTAL U.S. TREASURY BONDS AND NOTES (COST $16,591,819)          16,544,928
                                                                                   ------------

                     REPURCHASE AGREEMENTS                                  22.6%

       22,802,000    Agreement with UBS AG, 3.60%, dated 12/30/2005, to              22,802,000
                     be repurchased at $22,811,121 on 1/03/2006, collaterized
                     by a U.S. Government Agency Obligation maturing
                     6/01/2010 & 6/15/2015, with a market value of $23,258,187.
                                                                                   ------------
                     TOTAL REPURCHASE AGREEMENTS (COST $22,802,000)                  22,802,000
                                                                                   ------------



                             COLUMBUS CORE PLUS FUND

Schedule of Investments
December 31, 2005



   Principal
     Amount                                                                          Value
----------------                                                                ---------------
                     SHORT-TERM INVESTMENT                                   2.7%

        $ 660,000    Fannie Mae Discount Note (d)                                     $ 656,535
                                    1/23/2006
        2,045,000    Freddie Mac Discount Note (d)                                    2,041,369
                                                                                   ------------
                                    1/17/2006

                     TOTAL SHORT-TERM INVESTMENT (COST $2,697,904)                    2,697,904
                                                                                   ------------

                     TOTAL INVESTMENTS (COST $145,063,934)                 142.9%   144,354,778

                     LIABILITIES LESS OTHER ASSETS                         (42.9%)  (43,301,768)
                                                                                   ------------

                     NET ASSETS                                            100.0%  $101,052,975
                                                                                   ============

 (a) When-issued security.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $3,999,528 (2.1% of net assets) at December 31, 2005. These securities have been determined to be illiquid under guidelines established by the Board of Directors.

(c) Variable Rate Securities.

(d) Security marked as segregated to cover when-issued security.


At December 31, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments                                             $ 145,464,035
                                                                =============
Gross unrealized appreciation for Federal Tax Purposes              $ 295,272
Gross unrealized depreciation for Federal Tax Purposes             (1,404,528)
                                                                -------------
Net unrealized depreciation on investments                      $  (1,109,256)
                                                                =============

Swap Contracts
--------------------------------------------------------------------------------
                                                  Underlying
                                  Expiration      Notional        Unrealized
Description                       Date            Value           (Depreciation)
--------------------------------------------------------------------------------
Credit default contract with      12/20/10        $ 500,000        $(17,500)
JP Morgan Chase Bank, N.A., Fund
receives quarterly payment of
117.5 (470 per annum) BPS times
notional amount of General Motors
Acceptance Corporation Bond 6.875%,
8/28/12. Upon a defined credit event
Fund pays notional amount and takes
receipt of a defined deliverable
obligation.


Credit default contract with      12/20/10        1,200,000         (34,560)
JP Morgan Chase Bank, N.A., Fund
receives quarterly payment of
103.75 (415 per annum) BPS times
notional amount of General
Motors Acceptance Corporation
Bond 6.875%, 8/28/12. Upon a
defined credit event Fund pays
notional amount and takes
receipt of a defined deliverable
obligation.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter ended December 31, 2005 that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:  /s/Mark M. Egan
     -------------------------
     Mark M. Egan
     President

Date:February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Mark M. Egan
------------------------------
Mark M. Egan
President
February 28, 2006

/s/David B. McKinney
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David B. McKinney
Treasurer
February 28, 2006